Note 6 - Financial Instruments and Risk Management (Details Textual) $ / shares in Units, $ in Millions			6 Months Ended	32 Months Ended
	Oct. 03, 2024	Feb. 17, 2022 kr / shares	Jun. 30, 2025 USD ($) $ / shares	Oct. 03, 2024	May 27, 2025 kr / shares	May 26, 2025 $ / shares	Jan. 31, 2025 $ / shares	Jan. 17, 2025 $ / shares	Jan. 16, 2025 $ / shares
Statement Line Items [Line Items]
Par value per share (in dollars per share) | $ / shares			$ 0.25				$ 0.25	$ 0.25	$ 1
EIB warrants [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement	22,091			373,127
EIB warrants [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement		351,036
The 2025 investor warrants [Member]
Statement Line Items [Line Items]
Class of warrant, exercise price of warrants (in dollars per share) | (per share)					kr 19.15	$ 2.71
Warrant liabilities [member]
Statement Line Items [Line Items]
Adjustments for increase (decrease) in derivative financial liabilities			$ 2.4
Issues, fair value measurement, liabilities			3.9
Gains (losses) recognised in other comprehensive income including exchange differences, fair value measurement, liabilities			(0.8)
Gains (losses) on financial liabilities at amortised cost			(0.6)
Class of warrant or right exercised in period, value			$ 0.1
EIB warrants [member]
Statement Line Items [Line Items]
Par value per share (in dollars per share) | kr / shares		kr 1